Summary of Significant Accounting Policies - Net Income of Consolidated Partially-Owned Entities and Attribution of Net Income to Controlling and Non-controlling Interests (Detail) - USD ($)
$ in Thousands
	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Net income (loss) attributable to non-controlling interests	$ 21,490	$ (365,796)	$ 209,846
Controlling Interest	(79,237)	(163,276)	(123,182)
Net (loss) income	(57,747)	(529,072)	86,664
Public Subsidiaries
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Net income (loss) attributable to non-controlling interests	21,490	(365,796)	209,846
Public Subsidiaries | Non-public partially-owned subsidiaries
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Net income (loss) attributable to non-controlling interests	13,506	8,208	29,372
Public Subsidiaries | Distributed Earnings
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Net income (loss) attributable to non-controlling interests	30,463	46,786	72,132
Public Subsidiaries | Undistributed Earnings
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Net income (loss) attributable to non-controlling interests	(48,230)	(468,598)	61,849
Public Subsidiaries | Preferred Unitholders
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Net income (loss) attributable to non-controlling interests	25,701	50,318	48,554
Teekay Offshore
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Net income (loss) attributable to non-controlling interests		(337,272)	53,226
Controlling Interest		340,014	(8,751)
Net (loss) income		2,742	44,475
Teekay Offshore | Non-public partially-owned subsidiaries
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Net income (loss) attributable to non-controlling interests		8,262	11,858
Teekay Offshore | Distributed Earnings
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Net income (loss) attributable to non-controlling interests		16,312	41,688
Controlling Interest		5,981	18,378
Teekay Offshore | Undistributed Earnings
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Net income (loss) attributable to non-controlling interests		(398,185)	(46,155)
Controlling Interest		334,033	(27,129)
Teekay Offshore | Preferred Unitholders
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Net income (loss) attributable to non-controlling interests		36,339	45,835
Teekay LNG
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Net income (loss) attributable to non-controlling interests	58,863	2,879	111,222
Controlling Interest	18,012	(3,968)	46,743
Net (loss) income	76,875	(1,089)	157,965
Teekay LNG | Non-public partially-owned subsidiaries
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Net income (loss) attributable to non-controlling interests	13,506	(54)	17,514
Teekay LNG | Distributed Earnings
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Net income (loss) attributable to non-controlling interests	30,463	30,474	30,444
Controlling Interest	15,026	15,027	15,026
Teekay LNG | Undistributed Earnings
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Net income (loss) attributable to non-controlling interests	(10,807)	(41,520)	60,545
Controlling Interest	2,986	(18,995)	31,717
Teekay LNG | Preferred Unitholders
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Net income (loss) attributable to non-controlling interests	25,701	13,979	2,719
Teekay Tankers
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Net income (loss) attributable to non-controlling interests	(37,423)	(28,893)	47,459
Controlling Interest	(15,125)	(30,434)	15,396
Net (loss) income	(52,548)	(59,327)	62,855
Teekay Tankers | Undistributed Earnings
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Net income (loss) attributable to non-controlling interests	(37,423)	(28,893)	47,459
Controlling Interest	(15,125)	(30,434)	15,396
Other Entities and Eliminations
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Net income (loss) attributable to non-controlling interests	$ 50	$ (2,510)	$ (2,061)